Accounts Receivable (Details) - Schedule of Credit Loss Percentages	Mar. 31, 2023	Mar. 31, 2022
Not Due (Including Unbilled Receivables) [Member]
Schedule of Credit Loss Percentage [Line Items]
Expected Credit Losses %	0.74%	0.57%
0-90 Days [Member]
Schedule of Credit Loss Percentage [Line Items]
Expected Credit Losses %	8.50%	2.27%
90-180 Days [Member]
Schedule of Credit Loss Percentage [Line Items]
Expected Credit Losses %	20.78%	3.25%
180-365 Days [Member]
Schedule of Credit Loss Percentage [Line Items]
Expected Credit Losses %	31.97%	3.34%
Above 365 Days [Member]
Schedule of Credit Loss Percentage [Line Items]
Expected Credit Losses %	100.00%	11.19%